Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Profit for the year	$ 166,158	$ 92,040	$ 62,697
Adjustments to reconcile profit for the year to net cash provided by (used in) operating activities:
Depreciation of equipment, improvements to leased property and investment property	2,280	2,154	2,749
Amortization of intangible assets	814	561	742
Gain on investment property - Right-of-use	0	0	(742)
Gain on remeasurement - Lease liability	(36)	0	0
Provision for credit losses	27,463	19,521	2,328
Unrealized gain on financial instruments at FVTPL	0	0	(227)
Realized gain on financial instruments at FVTPL	0	(510)	0
Net gain on financial instruments at FVOCI	0	0	(14)
Loss (gain) on sale of financial instruments at amortized cost	3,858	0	(333)
Compensation cost - share-based payment	5,471	2,157	1,908
Net changes in hedging position and foreign currency	37,894	719	(428)
Disposal of equipment and leasehold improvements	3	6	255
Derecognition of intangible assets	20	0	0
Interest income	(679,260)	(332,621)	(140,883)
Interest expense	446,077	184,610	54,101
Changes in operating assets and liabilities:
Pledged deposits	(9,734)	(8,599)	(24,248)
Loans	(406,064)	(1,053,888)	(821,531)
Other assets	(7,376)	1,709	(1,705)
Due to depositors	1,217,433	154,488	(102,672)
Other liabilities	26,691	12,284	(4,677)
Cash flows provided by (used in) operating activities	831,692	(925,369)	(972,680)
Interest received	642,862	296,131	154,293
Interest paid	(412,440)	(140,415)	(53,327)
Net cash provided by (used in) operating activities	1,062,114	(769,653)	(871,714)
Cash flows from investing activities:
Acquisition of equipment and leasehold improvements	(761)	(1,651)	(453)
Acquisition of intangible assets	(1,335)	(1,070)	(353)
Proceeds from the sale of securities at amortized cost	59,432	0	16,369
Proceeds from the sale of securities at FVOCI	0	0	33,492
Proceeds from the sale of loans to FVTPL	0	49,681	0
Proceeds from the redemption of securities at amortized cost	298,429	132,524	123,302
Proceeds from the redemption of securities at FVOCI	78,600	112,840	10,000
Purchase of securities at amortized cost	(435,321)	(458,983)	(618,440)
Purchase of securities at FVOCI	(11,811)	0	(9,999)
Net cash used in investing activities	(12,767)	(166,659)	(446,082)
Cash flows from financing activities:
Increase (decrease) in securities sold under repurchase agreements	9,699	(127,000)	416,835
Net (decrease) increase in short-term borrowings and debt	(500,650)	579,065	1,196,710
Proceeds from long-term borrowings and debt	496,342	1,038,110	266,640
Payments of long-term borrowings and debt	(221,306)	(536,792)	(97,520)
Payments of lease liabilities	(1,032)	(995)	(1,227)
Dividends paid	(36,268)	(36,141)	(38,570)
Repurchase of common stock	0	0	(60,079)
Net cash (used in) provided by financing activities	(253,215)	916,247	1,682,789
Increase (decrease) net in cash and cash equivalents	796,132	(20,065)	364,993
Cash and cash equivalents at beginning of the year	1,190,936	1,211,001	846,008
Cash and cash equivalents at end of the year	$ 1,987,068	$ 1,190,936	$ 1,211,001